Risk Report - Asset Quality - Modified Assets (Detail: Text Value) € in Millions	Dec. 31, 2019 EUR (€)
Modified Assets Amortized Cost [Abstract]
Increase (decrease) in modified assets at amortized cost due to a large disposal in shipping portfolio and completion of respective financing agreements without a debt waiver	€ (194)
Increase (decrease) in modified assets at amortized cost due to a large disposal in shipping portfolio and completion of respective financing agreements without a debt waiver, in percent	(80.00%)